Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 17, 2017
Supplement [Text Block]	dmf_SupplementTextBlock
DRIEHAUS MUTUAL FUNDS

Driehaus Multi-Asset Growth Economies Fund *DMAGX

(the “Fund)

SUPPLEMENT DATED MAY 2, 2017

TO THE SUMMARY PROSPECTUS FOR THE FUND (“SUMMARY PROSPECTUS”) AND THE

PROSPECTUS FOR THE FUND (“PROSPECTUS”), EACH DATED MARCH 17, 2017

The table, and applicable footnotes, under the “Fees and Expenses of the Fund” section of the Fund’s Summary Prospectus and the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	1.00%
Other Expenses
Other Expenses Excluding Dividends and Interest on Short Sales**	0.81%
Dividends and Interest on Short Sales***	None
Acquired Fund Fees and Expenses**	0.02%

Total Annual Fund Operating Expenses	1.83%
Expense Reimbursement****	(0.06)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.77%

*	A shareholder may be required to pay a commission to their financial intermediary.
**	“Other Expenses Excluding Dividends and Interest on Short Sales” and “Acquired Fund Fees and Expenses” are estimated for the current year.
***	“Dividends and Interest on Short Sales” cannot be estimated and therefore, actual Fund expenses may be higher than those shown. The Predecessor Limited Partnership (as defined below) had none in 2016.
****	Driehaus Capital Management LLC, the Fund’s investment adviser (the “Adviser”), has entered into a contractual agreement to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund’s shareholders, or April 9, 2020. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on April 10, 2017, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement as well as the current operating expense cap. Because dividends and interest on short sales are not included in the expenses subject to reimbursement, the net expenses of the Fund may be higher than those shown above.

Driehaus Multi-Asset Growth Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmf_SupplementTextBlock
DRIEHAUS MUTUAL FUNDS

Driehaus Multi-Asset Growth Economies Fund *DMAGX

(the “Fund)

SUPPLEMENT DATED MAY 2, 2017

TO THE SUMMARY PROSPECTUS FOR THE FUND (“SUMMARY PROSPECTUS”) AND THE

PROSPECTUS FOR THE FUND (“PROSPECTUS”), EACH DATED MARCH 17, 2017

The table, and applicable footnotes, under the “Fees and Expenses of the Fund” section of the Fund’s Summary Prospectus and the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	1.00%
Other Expenses
Other Expenses Excluding Dividends and Interest on Short Sales**	0.81%
Dividends and Interest on Short Sales***	None
Acquired Fund Fees and Expenses**	0.02%

Total Annual Fund Operating Expenses	1.83%
Expense Reimbursement****	(0.06)%

Total Annual Fund Operating Expenses After Expense Reimbursement	1.77%

*	A shareholder may be required to pay a commission to their financial intermediary.
**	“Other Expenses Excluding Dividends and Interest on Short Sales” and “Acquired Fund Fees and Expenses” are estimated for the current year.
***	“Dividends and Interest on Short Sales” cannot be estimated and therefore, actual Fund expenses may be higher than those shown. The Predecessor Limited Partnership (as defined below) had none in 2016.
****	Driehaus Capital Management LLC, the Fund’s investment adviser (the “Adviser”), has entered into a contractual agreement to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund’s shareholders, or April 9, 2020. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on April 10, 2017, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement as well as the current operating expense cap. Because dividends and interest on short sales are not included in the expenses subject to reimbursement, the net expenses of the Fund may be higher than those shown above.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 9, 2020
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses Excluding Dividends and Interest on Short Sales” and “Acquired Fund Fees and Expenses” are estimated for the current year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are estimated for the current year.
Driehaus Multi-Asset Growth Economies Fund | Driehaus Multi-Asset Growth Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Other Expenses Excluding Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.81%	[1],[2]
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	none	[1],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[1]

[1]	A shareholder may be required to pay a commission to their financial intermediary.
[2]	“Other Expenses Excluding Dividends and Interest on Short Sales” and “Acquired Fund Fees and Expenses” are estimated for the current year.
[3]	“Dividends and Interest on Short Sales” cannot be estimated and therefore, actual Fund expenses may be higher than those shown. The Predecessor Limited Partnership (as defined below) had none in 2016.
[4]	Driehaus Capital Management LLC, the Fund’s investment adviser (the “Adviser”), has entered into a contractual agreement to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.75% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund’s shareholders, or April 9, 2020. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund’s commencement of operations on April 10, 2017, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement as well as the current operating expense cap. Because dividends and interest on short sales are not included in the expenses subject to reimbursement, the net expenses of the Fund may be higher than those shown above.